Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Derivatives between U.K. pound and U.S. dollar
Financial Instruments
Nominal value of forward exchange contracts and options	$ 50,232	$ 53,850
Fair value of contracts-asset (liability)	932	(1,057)
Average rate of contract	1.57	1.59
Period end rate	1.60	1.56
Derivatives between Malaysian ringgit and U.S. dollar
Financial Instruments
Nominal value of forward exchange contracts and options	18,000	18,000
Fair value of contracts-asset (liability)	$ 381	$ (482)
Average rate of contract	0.32	0.32
Period end rate	0.33	0.31